Cover	9 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	We initially registered on Form S-1 (File No. 333-268070) (i) the issuance and sale of up to 555,000,000 shares of our Common Stock, par value $0.0001 per share (“Common Stock) offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933 and pursuant to a securities purchase agreement which provides the right to an aggregate gross proceeds of up to $10.0 million from the sale of our Common Stock to the selling shareholder, GHS Investments, LLC (“GHS”) (the “GHS Purchase Agreement”) entered into on September 19, 2022. The S-1, as amended, became effective February 15, 2023.
Entity Registrant Name	Therapeutic Solutions International, Inc.
Entity Central Index Key	0001419051
Entity Tax Identification Number	45-1226465
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	701 Wild Rose Lane
Entity Address, City or Town	Elk City
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83525
City Area Code	760
Local Phone Number	295-7208
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5348 Vegas Dr.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89108
City Area Code	702
Local Phone Number	871-8678
Contact Personnel Name	EastBiz.com, Inc.